Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 segments	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Operating Segments	Dec. 31, 2012 Operating Segments	Dec. 31, 2011 Operating Segments	Sep. 30, 2011 Ingalls	Dec. 31, 2013 Ingalls	Dec. 31, 2012 Ingalls	Dec. 31, 2011 Ingalls	Dec. 31, 2013 Newport News	Dec. 31, 2012 Newport News	Dec. 31, 2011 Newport News	Dec. 31, 2013 Intersegment Eliminations	Dec. 31, 2012 Intersegment Eliminations	Dec. 31, 2011 Intersegment Eliminations	Dec. 31, 2013 Non-segment factors affecting operating income (loss)	Dec. 31, 2012 Non-segment factors affecting operating income (loss)	Dec. 31, 2011 Non-segment factors affecting operating income (loss)	Dec. 31, 2013 Corporate	Dec. 31, 2012 Corporate	Dec. 31, 2011 Corporate
Segment Reporting Information
Number of reportable segments									2
Sales and Service Revenues
Sales and service revenues	$ 1,938	$ 1,637	$ 1,683	$ 1,562	$ 1,823	$ 1,596	$ 1,721	$ 1,568	$ 6,820	$ 6,708	$ 6,575					$ 2,441	$ 2,532	$ 2,582	$ 4,382	$ 4,180	$ 4,010	$ (3)	$ (4)	$ (17)
Operating Income (Loss)
Operating income (loss)	174	127	116	95	106	66	106	80	512	358	100	567	457	122		165	85	(230)	402	372	352
Non-segment factors affecting operating income (loss)
FAS/CAS Adjustment																									(61)	(80)	(23)
Deferred state income taxes																									6	(19)	1
Goodwill impairment											290				300			290
Total assets	6,225				6,392				6,225	6,392	6,069					1,663	1,620	1,637	3,111	3,068	2,960							1,451	1,704	1,472
Capital Expenditures									139	162	197					44	37	60	93	125	134							2		3
Depreciation and Amortization									$ 226	$ 184	$ 184					$ 125	$ 89	$ 91	$ 100	$ 95	$ 93							$ 1